JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 98.5% (a)
Alabama — 0.9%
Education — 0.0% (b)
Alabama Public School & College Authority Series B, Rev., 5.00%, 1/1/2020	20,000	20,060
Auburn University Series 2016A, Rev., 5.00%, 6/1/2020	20,000	20,387

		40,447

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Madison County Public Building Authority, Department of Human Resources Project Series 2019-0, Rev., 5.00%, 3/1/2020	30,000	30,280

Other Revenue — 0.1%
Alabama 21st Century Authority Series A, Rev., 5.00%, 6/1/2020	125,000	127,191

Prerefunded — 0.2%
City of Troy, Electric Water and Sewer System Rev., AGM, 4.75%, 10/1/2028 (c)	20,000	20,596
South Alabama Gas District Rev., 3.40%, 8/1/2024 (c)	300,000	304,311

		324,907

Special Tax — 0.1%
Decatur City Board of Education 4.00%, 2/1/2020	35,000	35,163
Hoover City Board of Education Rev., 4.00%, 2/15/2020	25,000	25,144

		60,307

Utility — 0.1%
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (d)	75,000	81,121
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	50,000	51,882
City of Huntsville, Electric System Series 2017A, Rev., 5.00%, 12/1/2019	25,000	25,000

		158,003

Water & Sewer — 0.4%
Limestone County Water & Sewer Authority Series 2010B, Rev., 3.50%, 12/1/2021	500,000	500,000

Total Alabama		1,241,135

Investments	Principal Amount($)	Value($)
Alaska — 0.5%
Certificate of Participation/Lease — 0.2%
State of Alaska, Native Tribal Health Consortium housing facility project Series 2014, COP, 4.00%, 6/1/2022	280,000	297,744

Education — 0.2%
University of Alaska Series V-2, Rev., 5.00%, 10/1/2020	200,000	206,254

General Obligation — 0.0% (b)
Borough of North Slope Series 2018A, GO, 5.00%, 6/30/2021	20,000	21,172

Prerefunded — 0.0% (b)
Alaska Housing Finance Corp., Capital Project Series 2011A, Rev., 5.00%, 12/1/2025 (c)	50,000	51,908

Utility — 0.1%
Alaska Energy Authority, Power Sixth Series, Bradley Lake Hydroelectric Project Series 6, Rev., 5.00%, 7/1/2020	115,000	117,622

Total Alaska		694,700

Arizona — 1.0%
Certificate of Participation/Lease — 0.0% (b)
City of Tucson COP, AGM, 4.00%, 7/1/2020	25,000	25,399

Education — 0.0% (b)
University of Arizona (The)
Series 2012A, Rev., 4.00%, 6/1/2020	20,000	20,287
Series 2013A, Rev., 4.00%, 6/1/2020	20,000	20,287

		40,574

General Obligation — 0.0% (b)
Pinal County, Florence Unified School District No. 1 GO, 4.00%, 7/1/2020	20,000	20,316

Hospital — 0.0% (b)
Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2021	25,000	26,014

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Chandler Industrial Development Authority, Intel Corp. Project Series 2018, Rev., VRDO, 2.40%, 8/14/2023 (d)	1,010,000	1,044,148

Other Revenue — 0.1%
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series B, Rev., NATL-RE, 5.50%, 7/1/2020	20,000	20,494

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Phoenix Civic Improvement Corp., Junior Lien Rev., 5.00%, 7/1/2020	25,000	25,557
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Series 2017B, Rev., 5.00%, 7/1/2020	40,000	40,891

		86,942

Transportation — 0.1%
City of Phoenix, Civic Improvement Corp., Light Rail Project Series 2013, Rev., 5.00%, 7/1/2020	25,000	25,547
Pima County Regional Transportation Authority Rev., 5.00%, 6/1/2020	40,000	40,767
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2021	30,000	31,932

		98,246

Water & Sewer — 0.0% (b)
County of Pima, Sewer System Series 2011B, Rev., 5.00%, 7/1/2020	25,000	25,560

Total Arizona		1,367,199

Arkansas — 1.0%
Education — 0.0% (b)
University of Arkansas Rev., 4.00%, 5/1/2022	30,000	31,950

General Obligation — 0.8%
Bentonville School District No. 6 Series A, GO, 3.00%, 6/1/2022	70,000	70,089
Bryant School District No. 25 Series B, GO, 3.00%, 2/1/2020	105,000	105,292
El Dorado Special School District No. 15 Series 2012, GO, 3.00%, 2/1/2020	20,000	20,025
Newport Special School District, Subordinate Construction GO, 2.45%, 2/1/2021	330,000	330,842
Pine Bluff School District No. 3 Series 2015, GO, 3.00%, 2/1/2020	35,000	35,097
Springdale School District No. 50 GO, 5.00%, 6/1/2020	500,000	509,190
State of Arkansas, Federal Highway Grant Anticipation GO, GRAN, 5.00%, 4/1/2020	45,000	45,572

		1,116,107

Other Revenue — 0.2%
Arkansas Development Finance Authority Rev., 2.25%, 4/1/2020	200,000	200,624

Investments	Principal Amount($)	Value($)
Utility — 0.0% (b)
Arkansas Development Finance Authority, Mt. Magazine Project Rev., AGM, 3.00%, 1/1/2020	25,000	25,036

Total Arkansas		1,373,717

California — 0.6%
Education — 0.1%
University of California Series 2016AT, Rev., VRDO, 1.40%, 5/15/2021 (d)	100,000	100,396

General Obligation — 0.1%
Burbank Unified School District Series 1997A, GO, NATL-RE, 0.00%, 8/1/2020	25,000	24,793
El Camino Healthcare District GO, 5.00%, 8/1/2020	35,000	35,943
State of California, Various Purpose GO, 5.00%, 3/1/2020	35,000	35,346

		96,082

Housing — 0.0% (b)
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Series 2012A, Rev., 2.75%, 12/1/2020	45,000	45,723

Other Revenue — 0.1%
California Statewide Communities Development Authority, Southern California Edison Co. Series 2013B, Rev., VRDO, 1.90%, 4/1/2020 (d)	100,000	100,151
Turlock Irrigation District, First Priority Rev., 5.00%, 1/1/2020	20,000	20,063

		120,214

Prerefunded — 0.3%
Northern California Power Agency Series 1986A, Rev., AMBAC, 7.50%, 7/1/2023 (c)	150,000	162,156
Twin Rivers Unified School District Series 2014A, GO, 0.00%, 8/1/2035 (c)	350,000	162,099

		324,255

Transportation — 0.0% (b)
Contra Costa Transportation Authority Series 2012B, Rev., 5.00%, 3/1/2020	30,000	30,299

Water & Sewer — 0.0% (b)
State of California Department of Water Resources Series AM, Rev., 5.00%, 12/1/2019	20,000	20,000

Total California		736,969

Colorado — 1.8%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding and Improvement Series 2015, COP, 4.00%, 12/1/2019	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
El Paso County School District No. 49 Series B, COP, 4.00%, 12/15/2019	25,000	25,023
Regional Transportation District Series 2015A, COP, 5.00%, 6/1/2020	25,000	25,471

		75,494

Education — 0.0% (b)
University of Colorado
Series 2011B, Rev., 5.00%, 6/1/2020	25,000	25,477
Series 2013A, Rev., 5.00%, 6/1/2020	20,000	20,382

		45,859

General Obligation — 0.2%
Denver City & County School District No. 1 GO, 5.00%, 12/1/2019	175,000	175,000
Foothills Park and Recreation District GO, 4.00%, 12/1/2019	50,000	50,000

		225,000

Hospital — 0.4%
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2011A, Rev., 5.00%, 2/1/2020 (c)	100,000	100,616
Series A, Rev., 5.00%, 2/1/2021 (c)	255,000	266,197
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.
Series 2015A, Rev., 4.00%, 12/1/2019	85,000	85,000
Series 2012C, Rev., 5.00%, 12/1/2021	75,000	80,081

		531,894

Other Revenue — 0.1%
City and County of Broomfield Series A, Rev., 5.00%, 12/1/2019	85,000	85,000
County of Boulder, Open Space Sales and Use Tax Rev., 5.00%, 12/15/2019	50,000	50,064

		135,064

Prerefunded — 1.0%
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2011A, Rev., 5.00%, 2/1/2022 (c)	70,000	73,074
Series 2011A, Rev., 5.00%, 2/1/2026 (c)	195,000	203,562
Series 2011A, Rev., 5.25%, 2/1/2031 (c)	810,000	847,892
Series 2009B-1, Rev., 4.00%, 7/1/2033 (c)	20,000	21,585
Series 2013A, Rev., 5.25%, 1/1/2040 (c)	10,000	11,204

Investments	Principal Amount($)	Value($)
Colorado Health Facilities Authority, Christian Living Neighborhoods Series 2013A, Rev., 5.25%, 1/1/2045 (c)	220,000	246,486

		1,403,803

Water & Sewer — 0.0% (b)
Metro Wastewater Reclamation District Series 2019A, Rev., 5.00%, 4/1/2020	25,000	25,318

Total Colorado		2,442,432

Connecticut — 0.6%
General Obligation — 0.2%
State of Connecticut Series C, GO, 5.00%, 6/1/2020	100,000	101,908
Town of Glastonbury GO, 4.00%, 5/15/2020	25,000	25,337
Town of Groton Series A, GO, BAN, 2.75%, 4/30/2020	25,000	25,162
Town of South Windsor GO, BAN, 3.00%, 2/13/2020	50,000	50,197

		202,604

Hospital — 0.1%
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series 2014A, Rev., VRDO, 1.30%, 2/3/2020 (d)	200,000	200,032

Housing — 0.2%
Connecticut Housing Finance Authority Subseries A-1, Rev., 2.35%, 11/15/2020	220,000	222,132
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series C, Subseries C-1, Rev., 1.80%, 5/15/2020	110,000	110,310

		332,442

Other Revenue — 0.0% (b)
State of Connecticut Series 2011A, Rev., 5.00%, 1/1/2020	20,000	20,061

Special Tax — 0.1%
State of Connecticut, Special Tax, Transportation Infrastructure Purposes Series 2011B, Rev., 5.00%, 12/1/2019	100,000	100,000

Total Connecticut		855,139

Delaware — 0.0% (b)
Transportation — 0.0% (b)
Delaware Transportation Authority Rev., 5.00%, 7/1/2020	25,000	25,564

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
District of Columbia — 1.1%
Housing — 0.1%
District of Columbia Housing Finance Agency Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	165,404

Other Revenue — 1.0%
District of Columbia
Series 2009A, Rev., 5.00%, 12/1/2020	25,000	25,003
Series 2009A, Rev., 5.00%, 12/1/2025	975,000	975,107
District of Columbia, Income Tax
Series 2010A, Rev., 5.00%, 12/1/2019	25,000	25,000
Series F, Rev., 4.00%, 12/1/2021	35,000	36,976
District of Columbia, Kipp DC Project Series 2017B, Rev., 4.00%, 7/1/2020	250,000	253,595

		1,315,681

Total District of Columbia		1,481,085

Florida — 7.8%
Certificate of Participation/Lease — 0.3%
Collier County School Board Series 2005A, COP, AGM, 5.25%, 2/15/2021	25,000	26,205
Escambia County School Board COP, 5.00%, 2/1/2020	30,000	30,183
Palm Beach County School District Series 2014B, COP, 5.00%, 8/1/2020	35,000	35,875
Pasco County School Board Series 2013A, COP, 5.00%, 8/1/2021	50,000	53,072
School Board of Miami-Dade County (The) Series D, COP, 5.00%, 2/1/2021	100,000	104,343
St Lucie County School Board Series 2015A, COP, 5.00%, 7/1/2021	30,000	31,752
Walton County District School Board COP, 5.00%, 7/1/2020	50,000	51,093

		332,523

Education — 0.2%
Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project Series 2012A, Rev., 5.00%, 4/1/2020	200,000	202,394
Florida State University Housing Facility Series A, Rev., 5.00%, 5/1/2020	40,000	40,637
State of Florida, State Board of Education, Lottery Series 2010E, Rev., 5.00%, 7/1/2020	20,000	20,448

Investments	Principal Amount($)	Value($)
University of Florida Department of Housing and Residence Education Housing System
Series 2012A, Rev., 4.00%, 7/1/2020	25,000	25,416
Series 2016A, Rev., 5.00%, 7/1/2020	25,000	25,560

		314,455

General Obligation — 0.1%
City of Port Orange GO, 3.00%, 4/1/2020	50,000	50,295
County of Miami-Dade, Public Health Trust Program Series 2016A, GO, 5.00%, 7/1/2021	30,000	31,796
Florida State Board of Education, Public Education Capital Outlay Series 2015C, GO, 5.00%, 6/1/2020	30,000	30,575
State of Florida, State Board of Education Series B, GO, 5.00%, 6/1/2020	40,000	40,767

		153,433

Hospital — 2.3%
Brevard County Health Facilities Authority, Health First, Inc. Project Series 2014, Rev., 5.00%, 4/1/2021	310,000	324,833
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019 B, Rev., VRDO, 1.12%, 12/10/2019 (d)	1,400,000	1,400,000
City of Tallahassee, Memorial Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 12/1/2019	495,000	495,000
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Project Rev., 4.00%, 8/1/2020	700,000	712,670
Palm Beach County Health Facilities Authority, Lifespace Communities Series 2015C, Rev., 5.00%, 5/15/2020	110,000	111,474

		3,043,977

Housing — 0.2%
Escambia County Housing Finance Authority, Multicounty Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	100,000	100,017
Orange County Housing Finance Authority, Willow Key Apartments Series 2019A, Rev., VRDO, 1.90%, 4/1/2021 (d)	100,000	100,599

		200,616

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 1.8%
Florida Department of Environmental Protection Series 2014-A, Rev., 5.00%, 7/1/2021	20,000	21,204
Florida Department of Environmental Protection, Everglades Restoration Series A, Rev., VRDO, AGC, 1.13%, 12/10/2019 (d)	2,325,000	2,325,000
State of Florida, Department of Environmental Protection Series A, Rev., 5.00%, 7/1/2020	25,000	25,551

		2,371,755

Other Revenue — 1.9%
City of Cape Coral Rev., 5.00%, 10/1/2020	50,000	51,585
City of Gulf Breeze, Local Government Loan Program, Remarketing Series 1985J, Rev., 4.50%, 12/1/2020	200,000	206,344
City of Pembroke Pines Rev., AGM, 4.00%, 12/1/2019	100,000	100,000
City of Tallahassee Rev., 5.00%, 10/1/2020	270,000	278,627
County of Broward, Half-Cent Sales Tax Series A, Rev., 5.00%, 10/1/2020	20,000	20,639
County of Charlotte Rev., 4.00%, 10/1/2020	25,000	25,587
County of Collier Series 2010B, Rev., 5.00%, 10/1/2021	30,000	32,111
County of Miami-Dade Series A, Rev., 5.00%, 4/1/2021	125,000	131,321
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 1.10%, 12/10/2019 (d)	1,375,000	1,375,000
County of Orange, Sales Tax Series C, Rev., 5.00%, 1/1/2020	20,000	20,060
Florida Department of Environmental Protection
Series 2011B, Rev., 5.00%, 7/1/2020	20,000	20,441
Series 2011B, Rev., 5.00%, 7/1/2021	100,000	106,018
Orange County Convention Center Rev., 5.00%, 10/1/2021	85,000	90,949
State of Florida Lottery
Series 2010F, Rev., 5.00%, 7/1/2020	30,000	30,672

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., 5.00%, 7/1/2020	70,000	71,567

		2,560,921

Prerefunded — 0.6%
Capital Trust Agency Inc., Alexander Apartments Project Series 2011A, Rev., 6.00%, 7/1/2027 (c)	360,000	382,698
Capital Trust Agency, Inc., Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2042 (c)	295,000	334,285
City of Orlando Series 2010C, Rev., 4.00%, 10/1/2023 (c)	50,000	51,183
County of Miami-Dade, Aviation Series 2010A-1, Rev., 5.38%, 10/1/2035 (c)	25,000	25,873
JEA Electric System Series 3-C, Rev., 3.25%, 10/1/2021 (c)	25,000	25,175

		819,214

Transportation — 0.3%
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2022	340,000	370,274

Utility — 0.1%
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2020	110,000	113,487
Rev., 5.00%, 10/1/2021	35,000	37,430
Seacoast Utility Authority Series 2016A, Rev., 5.00%, 3/1/2020	25,000	25,237
St Johns River Power Park Series 26, Rev., 5.00%, 10/1/2020 (c)	20,000	20,629

		196,783

Water & Sewer — 0.0% (b)
County of Lee County Series 2013B, Rev., 5.00%, 10/1/2022	35,000	38,634

Total Florida		10,402,585

Georgia — 1.5%
General Obligation — 0.0% (b)
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30,000	32,010
Gwinnett County School District, Sales Tax GO, 4.00%, 2/1/2020	20,000	20,093

		52,103

Hospital — 0.1%
Floyd County Hospital Authority, Medical Center Project Rev., RAN, 5.00%, 7/1/2020	35,000	35,749

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., RAN, 5.00%, 8/1/2021	50,000	52,851

		88,600

Housing — 0.2%
Athens Housing Authority Rev., 4.00%, 12/1/2019	100,000	100,000
Lawrenceville Building Authority Rev., 5.00%, 4/1/2020	25,000	25,314
South Regional Joint Development Authority, Auxiliary Service Real Estate Rev., 5.00%, 8/1/2020	75,000	76,890

		202,204

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Fulton County Development Authority Series A, Rev., 4.00%, 5/1/2021	200,000	207,982

Other Revenue — 0.0% (b)
City of Atlanta Series 2018B, Rev., 5.00%, 11/1/2020	25,000	25,870

Prerefunded — 0.0% (b)
County of Columbia, Water and Sewer Rev., 5.00%, 6/1/2022 (c)	20,000	20,380

Utility — 1.0%
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	478,746
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	371,286
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	260,863
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (d)	90,000	97,793
Series 2018C, Rev., 4.00%, 12/1/2023 (d)	65,000	70,919
Valdosta Housing Authority, Brown Rural Development Portfolio Project Rev., VRDO, 2.25%, 12/1/2020 (d)	100,000	100,817

		1,380,424

Total Georgia		1,977,563

Hawaii — 0.0% (b)
Water & Sewer — 0.0% (b)
City and County Honolulu HI Wastewater System Revenue Series A, Rev., 5.00%, 7/1/2020	30,000	30,667

Idaho — 0.2%
Transportation — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust Fund Series 2019A, Rev., GRAN, 5.00%, 7/15/2020	195,000	199,524

Investments	Principal Amount($)	Value($)
Illinois — 1.8%
Education — 0.3%
Illinois Educational Facilities Authority, University of Chicago
Series 2001B-2, Rev., VRDO, 1.55%, 2/13/2020 (d)	250,000	250,162
Series 1998B, Rev., VRDO, 1.87%, 2/13/2020 (d)	160,000	160,205

		410,367

General Obligation — 0.7%
Cook County Series 2009C, GO, 5.00%, 11/15/2021	50,000	50,130
Cook County School District No. 81 Schiller Park, School Bonds GO, 4.00%, 12/1/2021	80,000	83,915
County of DuPage and Cook Community Unit School District No. 205 Elmhurst GO, 5.00%, 1/1/2020	25,000	25,073
Fox Valley Park District Series 2015B, GO, 4.00%, 12/15/2019	20,000	20,018
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 4.00%, 1/1/2020	20,000	20,043
Lake County Township High School District No. 121 Series 2016A, GO, 3.00%, 1/1/2024 (c)	370,000	396,118
Village of McCook
Series 2019A, GO, AGM, 4.00%, 12/1/2019	75,000	75,000
Series 2019A, GO, AGM, 4.00%, 12/1/2020	100,000	102,208
Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	140,874

		913,379

Hospital — 0.3%
Illinois Finance Authority, Advocate Healthcare Series 2008A-2, Rev., 5.00%, 2/12/2020 (d)	180,000	181,280
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., VRDO, 1.75%, 4/1/2021 (d)	100,000	100,577
Illinois Finance Authority, Unitypoint Health Series 2016, Rev., 5.00%, 2/15/2024	90,000	102,964

		384,821

Other Revenue — 0.1%
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2020	100,000	101,900

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Illinois Rev., 4.00%, 6/15/2020	45,000	45,523

		147,423

Prerefunded — 0.1%
Cook County School District No. 144 Prairie Hills, School Bonds Series 2010A, GO, AGM, 5.00%, 12/1/2025 (c)	100,000	103,765
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2032 (c)	50,000	54,779

		158,544

Transportation — 0.0% (b)
Regional Transportation Authority Series B, Rev., NATL-RE, 5.50%, 6/1/2020	45,000	45,937

Utility — 0.3%
City of Springfield, Senior Lien Electric Rev., 5.00%, 3/1/2020	50,000	50,438
Illinois Finance Authority, Prairie Power Inc. Series A, Rev., VRDO, 1.75%, 5/6/2020 (d)	255,000	255,372
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2020	60,000	60,353

		366,163

Total Illinois		2,426,634

Indiana — 4.0%
Education — 0.6%
Ball State University Rev., 5.00%, 7/1/2020	20,000	20,443
City of Evansville, Economic Development Lease Rental School Project Series 2015C, Rev., 5.00%, 2/15/2020	25,000	25,188
Danville School Building Corp., Ad Valorem Property Tax Series 2015B, Rev., 5.00%, 1/15/2020	100,000	100,438
East Porter County School Building Corp. Rev., 4.00%, 7/15/2020	125,000	127,119
Elkhart Community Schools Building Corp., First Mortgage Bonds Series 2018B, Rev., 5.00%, 1/15/2020	75,000	75,324
Hamilton Southeastern Consolidated School Building Corp., First Mortgage Series B, Rev., 5.00%, 7/15/2022	35,000	38,389

Investments	Principal Amount($)	Value($)
Jennings County School Building Corp., First Mortgage
Series 2019A, Rev., 2.00%, 1/15/2021	90,000	90,756
Series 2019B, Rev., 3.00%, 1/15/2021	15,000	15,292
Series 2019B, Rev., 3.00%, 7/15/2021	50,000	51,395
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	91,047
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	41,364
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	60,914
South Bend Community School Corp. Rev., 4.00%, 7/15/2022	30,000	32,127

		769,796

General Obligation — 0.7%
Lafayette School Corp.
GO, 4.00%, 7/15/2020 (e)	415,000	420,860
GO, 4.00%, 1/15/2021 (e)	425,000	435,803

		856,663

Hospital — 1.8%
Indiana Finance Authority, Health Obligation Series H, Rev., VRDO, 1.65%, 7/1/2022 (d)	1,000,000	1,005,730
Indiana Finance Authority, Indiana University Health Obligation Group Series 2011N, Rev., 5.00%, 3/1/2020	575,000	580,290
Indiana Finance Authority, Parkview Health Series 2017A, Rev., 5.00%, 11/1/2020	35,000	36,195
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Credit Group
Series A-10, Rev., VRDO, 1.50%, 5/1/2020 (d)	220,000	220,242
Series B-3, Rev., VRDO, 1.75%, 11/2/2021 (d)	80,000	80,663
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., VRDO, 1.37%, 5/1/2020 (d)	410,000	410,242

		2,333,362

Other Revenue — 0.1%
Fishers Industrial Redevelopment District Rev., 4.00%, 1/15/2020	25,000	25,081
Fort Wayne Redevelopment Authority Rev., 4.00%, 2/1/2022	50,000	52,910
Indiana Finance Authority Series 2010A, Rev., 5.00%, 12/1/2019	20,000	20,000
Indiana Finance Authority, Revolving Fund Series 2010C, Rev., 5.00%, 2/1/2020	20,000	20,125

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Indianapolis Local Public Improvement Bond Bank Series 2014C, Rev., 4.00%, 2/1/2022	25,000	26,472

		144,588

Prerefunded — 0.0% (b)
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2010F, Rev., AGM, 5.00%, 1/1/2030 (c)	20,000	20,060

Transportation — 0.0% (b)
Indiana Transportation Finance Authority Series 2004B, Rev., NATL-RE, 5.50%, 12/1/2019	40,000	40,000

Utility — 0.8%
City of Rockport, Michigan Power Company Project Series D, Rev., VRDO, 2.05%, 6/1/2021 (d)	1,000,000	1,007,910
Indiana Municipal Power Agency Series B, Rev., 5.00%, 1/1/2020	50,000	50,148
Indiana Municipal Power Agency, Power Supply System Series 2014A, Rev., 5.00%, 1/1/2021	20,000	20,818

		1,078,876

Water & Sewer — 0.0% (b)
City of Lafayette, Sewage Works Rev., 5.00%, 7/1/2022	25,000	27,346

Total Indiana		5,270,691

Iowa — 0.2%
Education — 0.0% (b)
Iowa State University of Science and Technology, Academic Building Series I.S.U, Rev., 3.13%, 7/1/2020	40,000	40,456

General Obligation — 0.2%
City of Ames Series 2017A, GO, 5.00%, 6/1/2020	20,000	20,382
City of Clive Series 2012A, GO, 2.00%, 6/1/2020	75,000	75,045
Waukee Community School District
GO, 5.00%, 6/1/2020	75,000	76,412
Series 2014C, GO, 5.00%, 6/1/2021	40,000	42,257

		214,096

Hospital — 0.0% (b)
Iowa State Board of Regents, University of Iowa Hospitals and Clinics Rev., 4.00%, 9/1/2020	25,000	25,537

Total Iowa		280,089

Investments	Principal Amount($)	Value($)
Kansas — 0.2%
General Obligation — 0.2%
City of Lawrence, Temporary Notes Series I, GO, 2.00%, 5/1/2021	120,000	120,407
City of Olathe Series 220, GO, 4.00%, 7/1/2020	25,000	25,418
City of Wichita Series 811, GO, 5.00%, 6/1/2020	45,000	45,865

		191,690

Hospital — 0.0% (b)
Kansas Development Finance Authority, Kansas Department of Health and Environment Rev., 5.00%, 3/1/2020	25,000	25,237

Total Kansas		216,927

Kentucky — 0.8%
General Obligation — 0.5%
City of Bowling Green
Series 2016C, GO, 4.00%, 6/1/2020	100,000	101,396
Series 2016C, GO, 4.00%, 6/1/2021	50,000	52,090
County of Kenton
Series B, GO, 5.00%, 10/1/2020	315,000	324,693
Series B, GO, 5.00%, 10/1/2021	215,000	229,480

		707,659

Housing — 0.1%
Kentucky Housing Corp., Westminster Village Project Series 2019, Rev., VRDO, 2.00%, 3/1/2021 (d)	200,000	201,328

Other Revenue — 0.1%
Kentucky Association of Counties Finance Corp.
Series 2016B, Rev., 3.00%, 2/1/2020	45,000	45,113
Series C, Rev., 3.25%, 2/1/2021	50,000	51,026

		96,139

Prerefunded — 0.1%
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2045 (c)	100,000	111,878

Total Kentucky		1,117,004

Louisiana — 0.1%
General Obligation — 0.0% (b)
St. Tammany Parish Wide School District No. 12 GO, 5.00%, 3/1/2020	20,000	20,189

Other Revenue — 0.1%
City of Lafayette

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2018A, Rev., 5.00%, 3/1/2020	30,000	30,281
City of Lafayette, Public Improvement Sales Tax Rev., 5.00%, 5/1/2020	25,000	25,394
State of Louisiana, Gas and Fuels Tax Series 2010B, Rev., 5.00%, 5/1/2020	40,000	40,631

		96,306

Prerefunded — 0.0% (b)
State of Louisiana, Gas and Fuels Tax Series B, Rev., 5.00%, 5/1/2030 (c)	20,000	20,319

Utility — 0.0% (b)
Louisiana Local Government Environmental Facilities & Community Development Authority, Parish of East Baton Rouge Road Improvements Project Rev., 5.00%, 8/1/2020	40,000	40,981

Total Louisiana		177,795

Maine — 0.1%
General Obligation — 0.1%
Town of Brunswick GO, BAN, 2.00%, 2/12/2020	100,000	100,150

Transportation — 0.0% (b)
Maine Municipal Bond Bank, Transportation Infrastructure Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,575

Total Maine		120,725

Maryland — 1.2%
Education — 0.1%
Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2020	25,000	25,391
University System of Maryland Series 2017B, Rev., 5.00%, 4/1/2020	25,000	25,319

		50,710

General Obligation — 0.1%
County of Prince George’s, Public Improvement
Series 2013B, GO, 4.00%, 3/1/2020	40,000	40,281
Series 2019A, GO, 5.00%, 7/15/2020	25,000	25,596
County of Queen Anne’s, Public Facilities GO, 4.00%, 4/1/2020	25,000	25,237
County of Washington GO, 4.00%, 1/1/2020	25,000	25,056
County of Wicomico, Public Improvement GO, 5.00%, 11/1/2020	25,000	25,881

Investments	Principal Amount($)	Value($)
Town of Ocean City, Mayor and City Council
Series 2015, GO, 5.00%, 12/1/2019	20,000	20,000

		162,051

Hospital — 0.9%
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC: TD Bank NA, 1.10%, 12/10/2019 (d)	1,205,000	1,205,000

Transportation — 0.1%
Maryland Community Development Administration Local Government Infrastructure Series A-2, Rev., 2.65%, 6/1/2020	40,000	40,287
Maryland State Transportation Authority Rev., 5.00%, 7/1/2020	25,000	25,566
Maryland State Transportation Authority, Transportation Facilities Projects Rev., 5.00%, 7/1/2020	25,000	25,566

		91,419

Water & Sewer — 0.0% (b)
Maryland Water Quality Financing Administration Revolving Loan Fund Series 2014, Rev., 5.00%, 3/1/2020	25,000	25,236

Total Maryland		1,534,416

Massachusetts — 0.8%
Education — 0.2%
Massachusetts Development Finance Agency, Emerson College Rev., 5.00%, 1/1/2020	200,000	200,564
University of Massachusetts Building Authority Series 2, Rev., 5.00%, 11/1/2020	25,000	25,881

		226,445

General Obligation — 0.2%
City of Boston
Series 2012B, GO, 5.00%, 2/1/2020	25,000	25,157
Series 2016A, GO, 5.00%, 3/1/2020	25,000	25,239
Series 2012A, GO, 5.00%, 4/1/2020	25,000	25,320
City of Newburyport, Municipal Purpose Loan of 2013 GO, 4.00%, 1/15/2020	25,000	25,084
City of Newton, Municipal Purpose Loan GO, 4.00%, 2/15/2020	25,000	25,147
Commonwealth of Massachusetts Series 2016A, GO, 5.00%, 3/1/2020	35,000	35,335

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
Commonwealth of Massachusetts, Consolidated Loan of 2013 Series 2013A, GO, 5.00%, 4/1/2020	25,000	25,321
Town of Dartmouth GO, 4.00%, 4/15/2020	20,000	20,216

		206,819

Hospital — 0.4%
Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.50%), 1.60%, 12/10/2019 (f)	250,000	250,443
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Series I, Rev., 5.00%, 7/1/2022	245,000	267,077

		517,520

Transportation — 0.0% (b)
Massachusetts Bay Transportation Authority, Sales Tax Series 2010C, Rev., 5.00%, 7/1/2020	25,000	25,560
Massachusetts Department of Transportation Series A, Rev., 5.00%, 1/1/2020 (c)	20,000	20,061

		45,621

Water & Sewer — 0.0% (b)
Massachusetts Clean Water Trust (The) Series 2010A, Rev., 4.00%, 2/1/2020	20,000	20,093

Total Massachusetts		1,016,498

Michigan — 1.2%
General Obligation — 0.3%
Anchor Bay School District GO, Q-SBLF, 3.13%, 5/1/2020	50,000	50,391
Chippewa Valley Schools Series 2016B, GO, Q-SBLF, 5.00%, 5/1/2020	30,000	30,471
County of Kent GO, 5.00%, 1/1/2021	110,000	114,570
Novi Community School District, School Building and Site
Series I, GO, 4.00%, 5/1/2020	20,000	20,235
Series I, GO, 4.00%, 5/1/2021	25,000	26,002
Schoolcraft Community College District GO, 3.00%, 5/1/2024	115,000	122,201

Investments	Principal Amount($)	Value($)
State of Michigan, Environmental Program Series A, GO, 5.00%, 12/1/2019	55,000	55,000

		418,870

Hospital — 0.4%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (d)	200,000	211,424
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2020	120,000	124,062
Michigan State Hospital Finance Authority, Ascension Health Series 2010 F-1, Rev., 4.00%, 6/1/2023 (d)	50,000	54,471
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Series F-5, Rev., VRDO, 2.40%, 3/15/2023 (d)	140,000	144,278
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group Series 2014D, Rev., 5.00%, 9/1/2020	25,000	25,700

		559,935

Housing — 0.1%
Kent County Building Authority Rev., 4.00%, 6/1/2020	20,000	20,284
Michigan State Building Authority, Facilities Program Series I-A, Rev., 5.00%, 10/15/2020	95,000	98,144

		118,428

Other Revenue — 0.3%
Michigan Finance Authority
Series 2016C-3, Rev., 5.00%, 4/1/2020	100,000	101,164
Rev., 5.00%, 10/1/2020	25,000	25,816
Michigan State Building Authority, Facilities Program
Series 2015I, Rev., 5.00%, 4/15/2020	20,000	20,280
Series I, Rev., 5.00%, 4/15/2021	100,000	105,204
State of Michigan Rev., GAN, 5.00%, 3/15/2020	75,000	75,813

		328,277

Prerefunded — 0.0% (b)
Byron Center Public Schools GO, AGM, Q-SBLF, 3.50%, 5/1/2022 (c)	25,000	25,240

Transportation — 0.1%
Wayne County Airport Authority, Junior Lien Series 2017A, Rev., 5.00%, 12/1/2020	100,000	103,806

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.0% (b)
Michigan Finance Authority, Revolving Fund Cleanwater Series 2011, Rev., 5.00%, 10/1/2020	20,000	20,653

Total Michigan		1,575,209

Minnesota — 2.4%
Certificate of Participation/Lease — 0.8%
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2020	145,000	145,816
Series 2019C, COP, 5.00%, 2/1/2022	130,000	139,693
Series A, COP, 5.00%, 2/1/2022	200,000	214,912
Minnetonka Independent School District No. 276
Series E, COP, 3.00%, 10/1/2021	155,000	160,084
Series E, COP, 3.00%, 10/1/2022	85,000	89,215
Series E, COP, 4.00%, 10/1/2023	115,000	126,685
St. Paul Independent School District No. 625 Series 2018C, COP, 5.00%, 2/1/2020	115,000	115,705

		992,110

Education — 0.0% (b)
Minnesota Higher Education Facilities Authority, St. Olaf College Series 8-G, Rev., 5.00%, 12/1/2019	25,000	25,000

General Obligation — 0.4%
Bloomington Independent School District No. 271 Series 2014A, GO, 5.00%, 2/1/2020	25,000	25,155
City of Mayer, Improvement and Utility Series 2014A, GO, 2.00%, 2/1/2020	100,000	100,134
City of Pipestone Series A, GO, 3.00%, 2/1/2020	80,000	80,231
County of Crow Wing Series 2013A, GO, 5.00%, 2/1/2020	25,000	25,156
County of Hennepin Series 2011A, GO, 4.00%, 12/1/2019	25,000	25,000
Prior Lake-Savage Independent School District No. 719 Series 2011A, GO, 3.00%, 2/1/2020	25,000	25,074

Investments	Principal Amount($)	Value($)
Shakopee Independent School District No. 720, School Building Series 2013A, GO, 5.00%, 2/1/2020	200,000	201,192
State of Minnesota Series A, GO, 5.00%, 12/1/2019	25,000	25,000
State of Minnesota, Trunk Highway Series E, GO, 5.00%, 8/1/2020	35,000	35,899
White Bear Lake Independent School District No. 624 Series 2017A, GO, 5.00%, 2/1/2020	30,000	30,186

		573,027

Housing — 0.4%
City of Maplewood, Maple Pond Apartments Project Series 2018A, Rev., VRDO, 2.20%, 4/1/2020 (d)	435,000	436,140
Housing and Redevelopment Authority of The City of St Paul Minnesota, Millberry Apartments Project Series 2018A, Rev., VRDO, 2.15%, 3/1/2020 (d)	100,000	100,028

		536,168

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	40,000	40,380

Transportation — 0.0% (b)
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport Series C, Rev., 5.00%, 1/1/2020 (c)	20,000	20,060
Minnesota Housing Finance Agency, Housing Infrastructure Series 2018C, Rev., 5.00%, 8/1/2021	20,000	21,200

		41,260

Utility — 0.3%
City of Rochester, Eastgate Apartments Project Rev., VRDO, 1.70%, 12/1/2020 (d)	250,000	250,000
Housing and Redevelopment Authority of The City of St. Paul, Legends Berry Senior Apartments Project Series A, Rev., 2.20%, 9/1/2020 (d)	125,000	125,221

		375,221

Water & Sewer — 0.5%
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Rev., 2.00%, 8/1/2020	610,000	610,805

Total Minnesota		3,193,971

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Mississippi — 0.1%
General Obligation — 0.0% (b)
State of Mississippi Series 2009F, GO, 5.25%, 10/1/2020	25,000	25,850

Water & Sewer — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 3.00%, 12/1/2020	100,000	101,565

Total Mississippi		127,415

Missouri — 2.7%
Certificate of Participation/Lease — 0.1%
St. Charles County School District No. R-IV Wentzville COP, 5.00%, 4/1/2020	75,000	75,938

Education — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Bethesda Health Group Inc. Rev., 4.00%, 8/1/2020	110,000	111,457
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 1.12%, 12/10/2019 (d)	815,000	815,000
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 4.00%, 2/1/2020	20,000	20,075
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.19%, 12/2/2019 (d)	700,000	700,000

		1,646,532

General Obligation — 0.1%
City of Kansas Series 2018A, GO, 5.00%, 2/1/2020	25,000	25,156
Columbia School District GO, 4.00%, 3/1/2020	25,000	25,176
Jackson County Reorganized School District No. 7 GO, 4.00%, 3/1/2020	20,000	20,140
Springfield School District No. R-12, Missouri Direct Deposit Program Series 2014B, GO, 3.00%, 3/1/2020	35,000	35,159

		105,631

Hospital — 0.3%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Series 2013A, Rev., 5.00%, 11/15/2022	50,000	55,348

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2020 (e)	100,000	102,289
Rev., 5.00%, 9/1/2021 (e)	230,000	242,257

		399,894

Other Revenue — 0.2%
City of Columbia Rev., 5.00%, 2/1/2020	25,000	25,155
City of Kansas Series 2013A, Rev., 4.00%, 12/1/2019	25,000	25,000
County of Jackson Rev., 4.00%, 12/1/2019	70,000	70,000
Missouri Development Finance Board, The Nelson Gallery Foundation Series 2010A, Rev., 5.00%, 12/1/2019	155,000	155,000

		275,155

Utility — 0.8%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2019	300,000	300,000
Missouri Joint Municipal Electric Utility Commission Series 2014A, Rev., 5.00%, 1/1/2020	20,000	20,058
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series A, Rev., 5.00%, 12/1/2019	775,000	775,000

		1,095,058

Total Missouri		3,598,208

Montana — 0.0% (b)
General Obligation — 0.0% (b)
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 4.00%, 12/1/2019	40,000	40,000

Nebraska — 0.8%
General Obligation — 0.0% (b)
City of Omaha GO, 5.25%, 4/1/2021	25,000	26,353

Utility — 0.8%
Central Plains Energy Project, Gas Supply Rev., VRDO, LIQ: Royal Bank of Canada, 5.00%, 8/1/2039 (d)	850,000	850,000
City of Fremont, Combined Utility System
Series 2014B, Rev., 2.00%, 7/15/2020	75,000	75,340
Rev., 3.00%, 10/15/2021	65,000	66,994
Nebraska Public Power District Series A, Rev., 5.00%, 1/1/2021	50,000	52,045

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Norris Public Power District, Electric System Series 2011B, Rev., 4.00%, 1/1/2020	50,000	50,101

		1,094,480

Total Nebraska		1,120,833

Nevada — 0.4%
General Obligation — 0.1%
Clark County GO, 5.00%, 6/1/2020	25,000	25,477
Las Vegas Valley Water District Series 2015A, GO, 5.00%, 6/1/2020	115,000	117,194
State of Nevada, Capital Improvement and Cultural Affairs Series 2012B, GO, 5.00%, 8/1/2021	30,000	31,900
State of Nevada, Municipal Bond Bank Project Nos. 87,88 and 89 Series 2015F, GO, 5.00%, 2/1/2020	20,000	20,124

		194,695

Other Revenue — 0.0% (b)
County of Clark Rev., 5.00%, 7/1/2020	45,000	45,997

Prerefunded — 0.1%
County of Clark Department of Aviation Series 2010D, Rev., 5.00%, 7/1/2020 (c)	50,000	50,151
Washoe County School District, Limited Tax, School Improvement Series 2011-A, GO, 5.00%, 6/1/2023 (c)	40,000	42,226

		92,377

Transportation — 0.1%
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2019	60,000	60,000
Rev., 5.00%, 12/1/2020	35,000	36,332

		96,332

Utility — 0.1%
Clark County, Nevada Power Co. Projects Rev., VRDO, 1.60%, 5/21/2020 (d)	100,000	100,111

Total Nevada		529,512

New Hampshire — 1.4%
General Obligation — 0.0% (b)
City of Nashua GO, 5.00%, 3/15/2020	20,000	20,220

Hospital — 1.3%
New Hampshire Health and Education Facilities Authority, University System Series 2011B, Rev., VRDO, LIQ: State Street Bank & Trust, 1.18%, 12/2/2019 (d)	1,800,000	1,800,000

Investments	Principal Amount($)	Value($)
Other Revenue — 0.1%
New Hampshire Municipal Bond Bank
Series 2013A, Rev., 5.00%, 8/15/2020	25,000	25,679
Series 2014A, Rev., 5.00%, 8/15/2020	25,000	25,676

		51,355

Total New Hampshire		1,871,575

New Jersey — 9.3%
Education — 0.5%
New Jersey Economic Development Authority, School Facilities Construction Rev., 5.00%, 3/1/2020	625,000	630,438

General Obligation — 7.1%
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2021	20,000	20,835
Borough of Chatham Series 2019, GO, BAN, 2.50%, 5/22/2020	1,423,750	1,431,353
Borough of Haddon Heights Series A, GO, BAN, 2.00%, 8/6/2020	1,461,980	1,465,693
Borough of Kinnelon GO, BAN, 2.00%, 3/6/2020	908,000	909,044
Borough of North Haledon GO, BAN, 2.00%, 4/14/2020	857,000	858,114
Borough of Oakland GO, BAN, 3.25%, 12/13/2019	251,000	251,158
City of Bridgeton GO, 3.00%, 6/11/2020	650,000	655,109
City of Orange Township GO, 3.00%, 12/5/2019	300,000	300,039
City of Somers Point GO, BAN, 3.00%, 12/3/2019	300,000	300,000
City of Woodbury, Water and Sewer Utility GO, 2.00%, 5/1/2020	45,000	45,149
County of Hudson GO, 3.00%, 12/1/2019	155,000	155,000
County of Passaic Series 2018A, GO, BAN, 3.00%, 12/4/2019	100,000	100,005
Lafayette Township School District GO, 5.00%, 3/1/2020	20,000	20,187
Lawrence Township School District/Mercer County GO, 4.00%, 3/1/2020	25,000	25,176
Ocean Township Board of Education/Monmouth County GO, 4.00%, 3/1/2021	25,000	25,177
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2020	105,000	106,967
Township of Edison, County of Middlesex Series 2011, GO, 5.00%, 2/1/2020	25,000	25,156

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Township of Fairfield, Cumberland County Series 2019, GO, BAN, 2.50%, 3/25/2020	689,200	691,971
Township of Frelinghuysen Series 2019, GO, BAN, 2.50%, 6/4/2020	1,971,471	1,979,869
Township of Hamilton GO, 3.25%, 2/1/2022	50,000	50,168
Township of Toms River Series 2015, GO, 4.00%, 12/1/2019	25,000	25,000

		9,441,170

Hospital — 0.0% (b)
Passaic County Improvement Authority, Preakness Healthcare Center Expansion Project Series 2015, Rev., 5.00%, 5/1/2020	25,000	25,397

Housing — 0.1%
New Jersey Housing & Mortgage Finance Agency, Oceanport Gardens Series B, Rev., 2.02%, 8/1/2020 (d)	100,000	100,419

Other Revenue — 1.3%
Camden County Improvement Authority (The)
Series A, Rev., 4.00%, 12/15/2019	100,000	100,095
Series 2011A, Rev., 4.00%, 9/1/2021	25,000	26,134
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2020	1,300,000	1,322,074
Series A, Rev., 5.00%, 6/1/2022	110,000	119,024
Series A, Rev., 5.00%, 6/1/2023	200,000	222,310

		1,789,637

Prerefunded — 0.1%
Township of West Windsor GO, 4.25%, 12/1/2020 (c)	175,000	175,000

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority Series A, Rev., 4.00%, 12/15/2019	205,000	205,174
New Jersey Transportation Trust Fund Authority, Transportation System Series B, Rev., NATL-RE, 5.50%, 12/15/2019	20,000	20,027

		225,201

Water & Sewer — 0.0% (b)
Passaic Valley Water Commission Rev., 4.00%, 12/15/2019	70,000	70,067

Total New Jersey		12,457,329

Investments	Principal Amount($)	Value($)
New Mexico — 1.3%
Other Revenue — 1.1%
City of Farmington Rev., VRDO, 1.87%, 4/1/2020 (d)	1,050,000	1,050,536
City of Farmington, Southern California Edison Co. Four Corners Project Series A, Rev., VRDO, 1.87%, 4/1/2020 (d)	260,000	260,133
New Mexico Finance Authority, Senior Lien Public Project Series 2016A, Rev., 5.00%, 6/1/2020	50,000	50,956
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2013A, Rev., 4.00%, 6/1/2021	20,000	20,851
New Mexico Finance Authority, Subordinate Lien Public Project Series 2018C-1, Rev., 5.00%, 6/15/2020	20,000	20,412
State of New Mexico, Severance Tax Permanent Fund
Series 2016B, Rev., 4.00%, 7/1/2020	20,000	20,332
Series 2010A, Rev., 5.00%, 7/1/2020	20,000	20,447

		1,443,667

Transportation — 0.0% (b)
New Mexico Finance Authority, Subordinate Lien Series 2010A-2, Rev., 5.00%, 12/15/2020	25,000	25,996

Utility — 0.2%
Silver City Joint Utility System Series B, Rev., 2.00%, 12/1/2019	265,000	265,000

Water & Sewer — 0.0% (b)
Albuquerque Bernalillo County Water Utility Authority Rev., 5.00%, 7/1/2020	20,000	20,446

Total New Mexico		1,755,109

New York — 12.0%
Education — 0.2%
New York State Dormitory Authority
Series 2015A, Rev., 5.00%, 3/15/2020	20,000	20,222
Series 2015E, Rev., 5.00%, 3/15/2020	75,000	75,830
New York State Dormitory Authority, General Purpose
Series 2012A, Rev., 5.00%, 12/15/2019	95,000	95,124
Series 2016D, Rev., 5.00%, 2/15/2020	25,000	25,195

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2017A, Rev., 5.00%, 2/15/2020	35,000	35,273
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2011A, Rev., 5.00%, 3/15/2020	25,000	25,277

		276,921

General Obligation — 9.4%
Cherry Valley-Springfield Central School District Series B, GO, 2.00%, 6/26/2020	1,500,000	1,502,625
City of New York Series A-3, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 1.19%, 12/2/2019 (d)	1,700,000	1,700,000
City of Ogdensburg Series 2019, GO, BAN, 3.00%, 4/24/2020	500,000	502,320
City of Troy GO, BAN, 3.00%, 2/7/2020	1,000,000	1,003,130
City of Yonkers Series 2019A, GO, BAN, 2.25%, 12/17/2019	1,200,000	1,200,516
County of Nassau Series C, GO, BAN, 4.00%, 12/10/2019	325,000	325,198
County of Onondaga
GO, 5.00%, 2/15/2020	20,000	20,160
GO, 4.00%, 3/15/2020	55,000	55,470
GO, 5.00%, 5/15/2020	20,000	20,361
De Ruyter Central School District GO, BAN, 2.25%, 7/10/2020	1,862,800	1,870,847
Harpursville Central School District Series 2019, GO, BAN, 3.00%, 3/11/2020	887,000	891,329
Irvington Union Free School District GO, 4.00%, 8/15/2020	20,000	20,413
Middle Country Central School District at Centereach GO, 5.00%, 5/15/2020	30,000	30,533
Niagara-Wheatfield Central School District GO, 4.00%, 2/15/2020	20,000	20,117
State of New York Series 2009C, GO, 4.50%, 2/1/2020	25,000	25,146
Town of Amherst GO, 5.00%, 12/1/2019	20,000	20,000
Town of Colonie GO, BAN, 3.00%, 3/13/2020	1,075,000	1,080,353
Town of Oyster Bay Series 2019, GO, BAN, 3.00%, 3/13/2020	700,000	702,639
Town of Watertown Series 2019, GO, BAN, 2.25%, 4/16/2020	900,000	902,484

Investments	Principal Amount($)	Value($)
Village of Clayton
GO, BAN, 2.75%, 2/13/2020	680,000	681,884

		12,575,525

Other Revenue — 0.9%
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	20,000	20,489
Erie County Fiscal Stability Authority, Sales Tax Series 2013B, Rev., 5.00%, 1/15/2020	20,000	20,093
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 5.00%, 8/1/2020	20,000	20,522
New York Local Government Assistance Corp. Series 2018A, Rev., 5.00%, 4/1/2020	20,000	20,264
New York Municipal Bond Bank Agency, Prior Year Claims
Series 2012A, Rev., 3.00%, 12/1/2019	50,000	50,000
Series 2012A, Rev., 5.00%, 12/1/2019	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0697, Rev., VRDO, LIQ: Bank of America NA, 1.25%, 12/10/2019 (d)(g)	750,000	750,000
Westchester Tobacco Asset Securitization Corp. Series B, Rev., 5.00%, 6/1/2021	260,000	272,433

		1,178,801

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax Series C, Rev., 5.00%, 3/15/2020	20,000	20,221
New York State Urban Development Corp., Personal Income Tax
Series 2009C, Rev., 5.00%, 12/15/2019	25,000	25,033
Series 2016A, Rev., 5.00%, 3/15/2020	30,000	30,332

		75,586

Transportation — 1.4%
Metropolitan Transportation Authority
Series 2019A, Rev., BAN, 4.00%, 2/3/2020	1,210,000	1,215,397
Series 2018B, Subseries 2018-B-1, Rev., BAN, 5.00%, 5/15/2020	50,000	50,827
Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	50,000	50,827
Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	115,000	118,139

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	200,000	210,356
Subseries 2008B-4, Rev., 5.00%, 11/15/2021	20,000	21,493
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2020	50,000	51,900
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series E-1, Rev., 5.00%, 2/1/2020	35,000	35,223
New York State Thruway Authority Series 2005B, Rev., AMBAC, 5.50%, 4/1/2020	50,000	50,715
New York State Thruway Authority Highway and Bridge Trust Fund Series 2012A, Rev., 5.00%, 4/1/2020	30,000	30,380
Port Authority of New York and New Jersey
Rev., 5.00%, 5/1/2020	20,000	20,322
Rev., 5.00%, 6/1/2020	25,000	25,485

		1,881,064

Water & Sewer — 0.1%
New York City Water and Sewer System, Second General Resolution Series 2011GG, Rev., 4.00%, 6/15/2020	75,000	76,201

Total New York		16,064,098

North Carolina — 2.5%
General Obligation — 0.2%
County of Brunswick Series 2013A, GO, 4.00%, 5/1/2020	25,000	25,299
County of Cabarrus GO, 5.00%, 3/1/2020	60,000	60,571
County of Durham GO, 5.00%, 10/1/2020	20,000	20,644
County of Forsyth GO, 5.00%, 3/1/2020	20,000	20,190
County of Guilford Series 2017, GO, 5.00%, 3/1/2020	40,000	40,381
County of Guilford, Public Improvement Series 2012A, GO, 5.00%, 3/1/2020	25,000	25,238
County of Harnett GO, 4.00%, 5/1/2020	20,000	20,237
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2019	25,000	25,000
County of Onslow GO, 4.00%, 12/1/2019	50,000	50,000
County of Wake Series 2019B, GO, 5.00%, 3/1/2020	25,000	25,238

Investments	Principal Amount($)	Value($)
State of North Carolina Series 2016B, GO, 5.00%, 6/1/2020	25,000	25,483

		338,281

Hospital — 0.8%
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, LIQ: Branch Banking & Trust, 1.11%, 12/10/2019 (d)	840,000	840,000
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2020	205,000	212,429
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., VRDO, 2.20%, 12/1/2022 (d)	60,000	60,825

		1,113,254

Housing — 0.6%
Durham Housing Authority, Damar Court Apartments Rev., VRDO, 1.80%, 1/1/2020 (d)	400,000	400,108
North Carolina Housing Finance Agency, Catawba Pines Apartments Rev., 2.00%, 9/1/2020 (d)	350,000	351,312

		751,420

Other Revenue — 0.7%
City of Raleigh, Combined Enterprise System Rev., 5.00%, 3/1/2020	25,000	25,238
County of Dare Series 2013A, Rev., 4.00%, 6/1/2022	25,000	26,686
County of Johnston Rev., 4.00%, 6/1/2020	40,000	40,571
County of New Hanover Rev., 5.00%, 12/1/2019	25,000	25,000
County of Wake Series 2016A, Rev., 4.00%, 12/1/2019	25,000	25,000
Montgomery County Public Facilities Corp. Rev., BAN, 3.00%, 9/1/2020	830,000	833,353

		975,848

Prerefunded — 0.1%
County of Wake
Rev., 5.00%, 1/1/2021 (c)	25,000	25,076
Rev., 4.30%, 1/1/2037 (c)	30,000	30,076
State of North Carolina Series 2011A, Rev., 4.00%, 5/1/2025 (c)	20,000	20,241

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of North Carolina at Chapel Hill Series 2009A, Rev., 5.00%, 12/1/2021 (c)	25,000	25,000

		100,393

Water & Sewer — 0.1%
City of Charlotte NC Storm Water Revenue Rev., 5.00%, 12/1/2019	50,000	50,000
Onslow Water and Sewer Authority, Combined Enterprise System Series 2016, Rev., 4.00%, 12/1/2019	25,000	25,000

		75,000

Total North Carolina		3,354,196

North Dakota — 1.2%
General Obligation — 0.0% (b)
City of Fargo
Series 2011A, GO, 4.00%, 5/1/2020	25,000	25,288
Series 2014F, GO, 5.00%, 5/1/2020	25,000	25,390

		50,678

Housing — 0.7%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series C, Rev., 1.75%, 7/1/2021	900,000	903,708

Other Revenue — 0.4%
City of Fargo Series 2012A, Rev., 3.00%, 12/1/2021	50,000	51,299
North Dakota Public Finance Authority Series A, Rev., 1.75%, 11/1/2023	430,000	432,507

		483,806

Utility — 0.1%
City of Grand Forks, The Alerus Project Series D, Rev., 5.00%, 12/15/2019	175,000	175,219

Total North Dakota		1,613,411

Ohio — 7.1%
Education — 0.1%
Bowling Green State University Series 2017B, Rev., 5.00%, 6/1/2020	35,000	35,641
Ohio Higher Educational Facility Commission, Baldwin Wallace University 2012 Project Rev., 4.00%, 12/1/2019	50,000	50,000
Ohio State University, General Receipts Series 2014A, Rev., 5.00%, 12/1/2019	25,000	25,000
University of Cincinnati Series 2014D, Rev., 5.00%, 6/1/2020	20,000	20,380

Investments	Principal Amount($)	Value($)
Youngstown State University
Series 2016, Rev., 4.00%, 12/15/2019	50,000	50,044

		181,065

General Obligation — 2.5%
City of Reynoldsburg GO, 5.00%, 12/1/2020	60,000	62,241
City of Seven Hills, Capital Improvement Series 2019, GO, BAN, 3.00%, 4/9/2020	500,000	503,030
City of Willoughby Series 2019, GO, BAN, 2.50%, 5/22/2020	2,365,000	2,378,433
County of Cuyahoga, Capital Improvement Series 2012A, GO, 5.00%, 12/1/2019	20,000	20,000
Geauga County Public Library, Unlimited Tax Series 2018A, GO, 3.00%, 12/1/2019	50,000	50,000
Huber Heights City School District, School Improvement GO, 5.00%, 12/1/2020	30,000	31,142
Lake Local School District/Stark County GO, 4.00%, 12/1/2020	25,000	25,705
State of Ohio, Higher Education Series 2010A, GO, 4.50%, 8/1/2020	25,000	25,558
State of Ohio, Highway Capital Improvements Series Q, GO, 5.00%, 5/1/2020	20,000	20,320
State of Ohio, Infrastructure Improvement Bonds Series 2015A, GO, 5.00%, 9/1/2020	45,000	46,297
State of Ohio, Infrastructure Improvements Series 2009B, GO, 3.25%, 8/1/2020	20,000	20,282
Vinton County Local School District, Galloa, Hocking and Jackson Counties Series A, GO, 2.00%, 12/1/2019	45,000	45,000
Woodridge Local School District, School Facilities Improvement GO, 3.00%, 12/1/2019	50,000	50,000

		3,278,008

Hospital — 0.6%
County of Allen, Catholic Healthcare Partners Series 2012A, Rev., 5.00%, 5/1/2021	85,000	89,333
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series B, Rev., 4.13%, 9/1/2020	40,000	40,822

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2021	480,000	508,675
County of Hamilton, Hospital Facilities, UC Health Rev., 5.00%, 2/1/2020	100,000	100,598
Ohio Higher Educational Facility Commission, Hospitals Health System Series 2010A, Rev., 5.00%, 1/15/2020	75,000	75,310

		814,738

Housing — 0.2%
Cuyahoga Metropolitan Housing Authority, Riverside Park Phase II Project Series 2019, Rev., VRDO, 2.00%, 4/1/2021 (d)	100,000	100,558
Ohio Housing Finance Agency, Neilan Park Apartment Rev., VRDO, 1.75%, 6/1/2021 (d)	100,000	100,537
Ohio State Building Authority, Adult Correctional Building Projects Series 2011B, Rev., 5.00%, 10/1/2020	20,000	20,639
State of Ohio, Adult Correctional Building Series 2016D, Rev., 4.00%, 10/1/2020	20,000	20,461
State of Ohio, Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 4.00%, 10/1/2020	30,000	30,692

		272,887

Other Revenue — 2.3%
City of Akron Rev., 5.00%, 12/1/2019	25,000	25,000
City of Marysville Rev., 3.00%, 12/1/2019	20,000	20,000
City of Whitehall Rev., 2.25%, 12/9/2020 (e)	1,000,000	1,007,400
County of Hamilton Series 2016A, Rev., 5.00%, 12/1/2019	30,000	30,000
Tender Option Bond Trust Receipts/Certificates Series C, Rev., VRDO, LOC: Citibank NA, 1.26%, 12/10/2019 (d)(g)	2,000,000	2,000,000

		3,082,400

Prerefunded — 0.2%
City of Mentor, Various Purpose GO, 4.50%, 12/1/2029 (c)	50,000	50,000
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 10/1/2038 (c)	65,000	75,447

Investments	Principal Amount($)	Value($)
Huber Heights City School District, School Improvement
Series 2009, GO, 4.75%, 12/1/2024 (c)	25,000	25,000
GO, 5.00%, 12/1/2036 (c)	25,000	25,000
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2010A, Rev., 5.00%, 12/1/2029 (c)	25,000	25,000
State of Ohio, Capital Facilities Lease-Appropriation Series 2013B, Rev., 5.00%, 4/1/2027 (c)	25,000	26,288

		226,735

Transportation — 0.1%
City of Cleveland OH Airport System Revenue
Series 2016A, Rev., AGM, 5.00%, 1/1/2020	40,000	40,116
Series 2016A, Rev., AGM, 5.00%, 1/1/2021	85,000	88,420
Cleveland-Cuyahoga County Port Authority, Cleveland Museum Art Project Rev., 5.00%, 10/1/2020	25,000	25,761
Port of Greater Cincinnati Development Authority Rev., 5.00%, 12/1/2019	25,000	25,000

		179,297

Utility — 1.1%
American Municipal Power Inc
Series 2009C, Rev., 5.00%, 2/15/2020	120,000	120,906
Rev., BAN, 2.25%, 12/3/2020	765,000	770,645
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., 5.00%, 8/1/2021	300,000	318,252
Series 2019A, Rev., 5.00%, 2/1/2022	190,000	204,843

		1,414,646

Water & Sewer — 0.0% (b)
Ohio Water Development Authority Rev., 5.50%, 6/1/2020	40,000	40,868

Total Ohio		9,490,644

Oklahoma — 0.4%
General Obligation — 0.2%
City of Oklahoma City GO, 5.00%, 3/1/2020	25,000	25,238
Oklahoma County Independent School District No. 12, Edmond School District GO, 3.00%, 3/1/2021	40,000	40,916
Oklahoma County Independent School District No. 89 GO, 2.00%, 7/1/2020	60,000	60,279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tulsa County, Independent School District No. 1 Series B, GO, 2.00%, 1/1/2020	200,000	200,130

		326,563

Other Revenue — 0.1%
Oklahoma Capitol Improvement Authority Series 2010A, Rev., 5.00%, 7/1/2020	20,000	20,443
Tulsa Public Facilities Authority, Capital Improvements Rev., 3.00%, 6/1/2020	80,000	80,731

		101,174

Transportation — 0.0% (b)
Oklahoma Turnpike Authority Series 2017D, Rev., 4.00%, 1/1/2020	20,000	20,046

Utility — 0.1%
Oklahoma Development Finance Authority, Repair Project Rev., 3.00%, 6/1/2020	90,000	90,806

Total Oklahoma		538,589

Oregon — 0.1%
General Obligation — 0.1%
City of Portland, Limited Tax, Police Training Facility Project Series 2012B, GO, 4.00%, 6/1/2020	75,000	76,073

Other Revenue — 0.0% (b)
Oregon State Lottery
Series B, Rev., 4.00%, 4/1/2020	35,000	35,329
Series B, Rev., 5.00%, 4/1/2020	25,000	25,317

		60,646

Total Oregon		136,719

Pennsylvania — 3.3%
Education — 0.1%
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit Rev., 5.00%, 3/1/2020	35,000	35,319
Pennsylvania State University (The) Series 2009B, Rev., VRDO, 1.58%, 6/1/2020 (d)	100,000	100,118

		135,437

General Obligation — 0.7%
Allentown City School District GO, 2.05%, 1/2/2020	250,000	250,060
Borough of Columbia GO, 3.00%, 6/15/2022	50,000	51,976
Centennial School District Bucks County Series 2010A, GO, 3.25%, 12/15/2019	100,000	100,070
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2021	25,000	26,147
County of Allegheny

Investments	Principal Amount($)	Value($)
Series C-65, GO, 5.00%, 5/1/2021	25,000	26,351
County of Delaware GO, 5.00%, 10/1/2020	30,000	30,964
County of Northampton Series B, GO, 5.00%, 10/1/2020 (c)	20,000	20,637
Garnet Valley School District
GO, 4.00%, 2/1/2020	20,000	20,091
GO, 4.00%, 4/1/2020	20,000	20,184
Hamburg Area School District GO, 5.00%, 4/1/2020	25,000	25,312
Hollidaysburg Area School District GO, 4.00%, 3/15/2021	100,000	103,515
Kennett Consolidated School District
GO, 4.00%, 2/15/2020	65,000	65,369
Series AA, GO, 4.00%, 2/15/2020	20,000	20,114
Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	27,038
Manheim Central School District Series B, GO, 4.00%, 3/1/2020	30,000	30,204
Parkland School District
GO, 4.00%, 4/15/2020	20,000	20,208
GO, 4.00%, 4/15/2021	30,000	31,160
Township of Dover GO, 3.00%, 9/1/2021	25,000	25,752
Trinity Area School District GO, AGM, 4.00%, 11/1/2020 (c)	30,000	30,778
Warwick School District GO, 4.00%, 2/1/2020	35,000	35,160
Wilson School District Series 2016B, GO, 4.00%, 3/1/2020	20,000	20,135

		981,225

Hospital — 0.1%
Beaver County Hospital Authority, Heritage Valley Health System, Inc. Rev., 5.00%, 5/15/2020	165,000	167,773
DuBois Hospital Authority, Penn Highlands Healthcare Series 2018, Rev., 5.00%, 7/15/2020	25,000	25,563

		193,336

Housing — 0.2%
Pennsylvania Housing Finance Agency Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	257,247

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2021	100,000	104,818
Series 2019, Rev., 4.00%, 12/1/2022	100,000	107,040
Series 2019, Rev., 4.00%, 12/1/2023	125,000	136,376

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pennsylvania Economic Development Financing Authority Series 2015B, Rev., 5.00%, 3/15/2020	25,000	25,269
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., VRDO, 2.80%, 12/1/2021 (d)	100,000	102,744

		476,247

Other Revenue — 0.1%
Erie County Conventional Center Authority Rev., 5.00%, 1/15/2020	30,000	30,135
Monroeville Finance Authority Rev., 5.00%, 2/15/2020	25,000	25,190
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., VRDO, 2.25%, 6/1/2020 (d)	85,000	85,031

		140,356

Prerefunded — 0.2%
Delaware River Port Authority
Series D, Rev., 5.00%, 1/1/2028 (c)	50,000	50,153
Series 2010D, Rev., 5.00%, 1/1/2029 (c)	25,000	25,076
Pennsylvania Turnpike Commission
Series 2009D, Rev., 5.00%, 12/1/2023 (c)	35,000	35,000
Series 2009D, Rev., 5.50%, 12/1/2041 (c)	25,000	25,000
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Series B, Rev., 5.00%, 12/1/2026 (c)	50,000	53,857
South Fork Municipal Authority, Conemaugh Valley Memorial Hospital Series B, Rev., AGC, 5.38%, 7/1/2035 (c)	30,000	30,710
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2022 (c)	60,000	60,568
Rev., 5.00%, 3/1/2024 (c)	25,000	25,237
Washington County Industrial Development Authority, Washington Jefferson College Rev., 4.00%, 11/1/2020 (c)	25,000	25,296

		330,897

Special Tax — 0.1%
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program 5.00%, 6/15/2020	135,000	135,000

Investments	Principal Amount($)	Value($)
Transportation — 1.3%
Pennsylvania Turnpike Commission
Series 2nd, Rev., VRDO, LOC: TD Bank NA, 1.12%, 12/10/2019 (d)	1,645,000	1,645,000
Series A, Rev., AGM, 5.25%, 7/15/2020	50,000	51,283

		1,696,283

Water & Sewer — 0.1%
West Goshen Sewer Authority Rev., 3.00%, 5/1/2020	95,000	95,742

Total Pennsylvania		4,441,770

Rhode Island — 0.1%
Certificate of Participation/Lease — 0.1%
State of Rhode Island, Energy Conservation Series 2011A, COP, 3.50%, 4/1/2020	40,000	40,295

Education — 0.0% (b)
Rhode Island Health and Educational Building Corp. Series 2019A, Rev., 5.00%, 5/15/2021	25,000	26,369

Total Rhode Island		66,664

South Carolina — 1.0%
Education — 0.5%
Charleston Educational Excellence Finance Corp., Installment Purchase Series 2013B, Rev., 5.00%, 12/1/2019	200,000	200,000
Dorchester County School District No. 2, Growth Installment Purchase Series B, Rev., 5.00%, 12/1/2019	25,000	25,000
Greenville County School District Rev., 5.50%, 12/1/2019	350,000	350,000
University of South Carolina Rev., 5.00%, 5/1/2020	40,000	40,636

		615,636

General Obligation — 0.3%
Charleston County School District Series 2010-A, GO, SCSDE, 3.00%, 2/1/2021	55,000	55,163
County of Beaufort Series 2013B, GO, 5.00%, 5/1/2020	20,000	20,320
County of Richland Series 2019A, GO, BAN, 3.00%, 2/27/2020	50,000	50,224
Fort Mill School District No. 4
Series A, GO, SCSDE, 4.00%, 3/1/2020	35,000	35,245
Series 2013D, GO, SCSDE, 5.00%, 3/1/2020	40,000	40,377
Series 2016D, GO, SCSDE, 5.00%, 3/1/2020	60,000	60,565
Richland County School District No. 1 GO, SCSDE, 5.00%, 3/1/2022	100,000	100,947

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Richland County School District No. 2 Series 2010-C, GO, SCSDE, 5.00%, 2/1/2020	25,000	25,155
Richland-Lexington Riverbanks Park District GO, 5.00%, 3/1/2020	40,000	40,378
State of South Carolina, Highway Series A, GO, 5.00%, 10/1/2020	25,000	25,803

		454,177

Other Revenue — 0.2%
Saxe Gotha-Lexington Public Facilities Corp. Rev., BAN, 2.50%, 5/8/2020	200,000	201,154
South Carolina Public Service Authority Rev., 5.00%, 12/1/2019 (c)	35,000	35,000

		236,154

Water & Sewer — 0.0% (b)
Anderson Regional Joint Water System Series 2011A, Rev., 5.00%, 7/15/2020	25,000	25,591
Spartanburg Sanitary Sewer District Series 2009-A, Rev., AGC, 4.50%, 3/1/2020	25,000	25,203

		50,794

Total South Carolina		1,356,761

South Dakota — 0.6%
Education — 0.0% (b)
South Dakota Board of Regents Rev., 5.00%, 4/1/2020	50,000	50,610

General Obligation — 0.5%
Rapid City Area School District No 51-4, Capital Outlay GO, 4.00%, 8/1/2023	630,000	687,406

Housing — 0.1%
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2013A, Rev., 5.00%, 4/1/2021	70,000	73,331

Total South Dakota		811,347

Tennessee — 3.7%
General Obligation — 0.2%
City of Pigeon Forge GO, 5.00%, 6/1/2020	20,000	20,378
County of Hamilton Series 2011A, GO, 5.00%, 1/1/2020	25,000	25,075
County of Montgomery, Public Improvements GO, 4.00%, 4/1/2020	20,000	20,190
County of Rutherford Series 2010, GO, 4.00%, 4/1/2020	70,000	70,664
County of Shelby Series A, GO, 4.00%, 3/1/2020	20,000	20,141

Investments	Principal Amount($)	Value($)
Series 2012A, GO, 5.00%, 3/1/2020	25,000	25,238
State of Tennessee Series A, GO, 5.00%, 9/1/2020	30,000	30,871

		212,557

Hospital — 0.0% (b)
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2020	50,000	51,049

Housing — 1.8%
Memphis Health Educational & Housing Facility Board, Forum Flats Apartments Project Series 2017, Rev., VRDO, 1.80%, 12/1/2020 (d)	200,000	200,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., VRDO, 1.87%, 7/1/2020 (d)	1,825,000	1,828,084
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., VRDO, 2.00%, 1/1/2021 (d)	300,000	302,049

		2,330,133

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Pigeon Forge Industrial Development Board Rev., 5.00%, 6/1/2022	50,000	52,803

Other Revenue — 0.5%
Metropolitan Government of Nashville and Davidson County Series 2011-B, Rev., 4.50%, 5/15/2020	30,000	30,456
Montgomery County Public Building Authority, Pooled Financing Series 2002, Rev., VRDO, LOC: Bank of America NA, 1.18%, 12/2/2019 (d)	685,000	685,000

		715,456

Prerefunded — 0.8%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2045 (c)	200,000	224,078

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Johnson City Health and Educational Facilities Board, Mountain States Health Alliance Series 2010-A, Rev., 6.50%, 7/1/2038 (c)	850,000	876,001

		1,100,079

Utility — 0.4%
Harpeth Valley Utilities District of Davidson and Williamson Counties Rev., 3.00%, 9/1/2020	25,000	25,356
South Blount County Utility District Rev., AGM, 5.00%, 12/1/2028	365,000	365,000
Tennessee Energy Acquisition Corp. Series C, Rev., 5.00%, 2/1/2020	95,000	95,520

		485,876

Water & Sewer — 0.0% (b)
City of Memphis, Sanitary Sewerage System Rev., 5.00%, 10/1/2020	20,000	20,639

Total Tennessee		4,968,592

Texas — 10.2%
Education — 0.5%
Alamo Community College District, Financing System Senior lien Series 2012A, Rev., 5.00%, 11/1/2020	20,000	20,703
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	25,000	26,089
Clifton Higher Education Finance Corp., Baylor University Rev., 5.00%, 3/1/2020	65,000	65,596
Clifton Higher Education Finance Corp., Idea Public Schools Series 2014, Rev., PSF-GTD, 5.00%, 8/15/2020	60,000	61,597
Rev., 4.80%, 8/15/2021 (c)	215,000	223,492
Houston Community College System Rev., 5.00%, 4/15/2020	20,000	20,284
Houston Community College System, Senior Lien Student Fee Rev., 5.00%, 4/15/2021	160,000	162,269
Permanent University Fund — Texas A&M University System Series A, Rev., 5.00%, 7/1/2020	35,000	35,781
Red River Education Finance Corp., Christian University Project Rev., 5.00%, 3/15/2020	100,000	101,087
University of Texas (The), Board of Regents, Financing System Series A, Rev., 5.00%, 8/15/2020	20,000	20,542

		737,440

General Obligation — 6.3%
Aledo Independent School District GO, PSF-GTD, 0.00%, 2/15/2022	85,000	82,627
Austin Community College District GO, 5.00%, 8/1/2020	20,000	20,500

Investments	Principal Amount($)	Value($)
Bastrop Independent School District Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	205,000	212,833
Buna Independent School District GO, PSF-GTD, 2.25%, 8/15/2023	160,000	162,770
Carrollton-Farmers Branch
Independent School District Series 2012, GO, PSF-GTD, 5.00%, 2/15/2020	20,000	20,154
City of Abilene
GO, 4.00%, 2/15/2020	20,000	20,109
Series 2015, GO, 4.00%, 2/15/2020	20,000	20,109
City of Baytown
GO, 3.00%, 2/1/2020	25,000	25,074
Series 2014, GO, 4.00%, 2/1/2020	25,000	25,114
GO, 5.00%, 2/1/2020	80,000	80,493
City of Brownsville
Series 2013A, GO, 5.00%, 2/15/2020	25,000	25,189
GO, 4.00%, 2/15/2022	265,000	280,577
City of Bryan GO, 3.00%, 8/15/2022	25,000	26,172
City of Cedar Hill GO, 5.00%, 2/15/2021	40,000	41,824
City of College Station GO, 5.00%, 2/15/2020	25,000	25,192
City of Dallas
GO, 5.00%, 2/15/2020	25,000	25,192
GO, 5.00%, 2/15/2021	75,000	78,449
City of Del Rio GO, 5.00%, 6/1/2020	50,000	50,911
City of Denton
GO, 4.00%, 2/15/2020	20,000	20,112
Series 2015, GO, 4.00%, 2/15/2020	70,000	70,391
Series 2017, GO, 4.00%, 2/15/2020	25,000	25,139
City of Edinburg GO, 5.00%, 3/1/2022	20,000	21,654
City of El Paso GO, 5.00%, 8/15/2021	30,000	31,886
City of Fort Worth GO, 5.00%, 3/1/2020	20,000	20,187
City of Fort Worth, Tarrant, Denton, Parker and Wise Counties GO, 3.50%, 3/1/2020	55,000	55,315
City of Frisco GO, 5.00%, 2/15/2021	25,000	26,149
City of Garland Series 2015, GO, 5.00%, 2/15/2020	25,000	25,194
City of Grand Prairie, Combination Tax Series 2013A, GO, 5.00%, 2/15/2021	65,000	68,021

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Houston, Public Improvement
Series 2010A, GO, 5.00%, 3/1/2020	45,000	45,423
City of Hutto GO, 5.00%, 2/1/2021	110,000	114,817
City of League City Series 2015, GO, 4.00%, 2/15/2020	20,000	20,112
City of Lewisville GO, 5.00%, 2/15/2021	25,000	26,162
City of Lubbock, Waterworks System GO, 5.00%, 2/15/2020	20,000	20,155
City of Mesquite, Certificates Obligation GO, 4.00%, 2/15/2020	25,000	25,143
City of Midland GO, 4.00%, 3/1/2020	25,000	25,173
City of New Braunfels Series 2016, GO, 5.00%, 2/1/2020	20,000	20,123
City of Paris GO, 4.50%, 12/15/2020	30,000	31,017
City of Pearland, Permanent
Improvement GO, 4.00%, 3/1/2020	40,000	40,276
City of Sugar Land Series 2019, GO, 4.00%, 2/15/2020	25,000	25,141
Clint Independent School District
Series 2015A, GO, PSF-GTD, 2.00%, 2/15/2020	35,000	35,060
GO, PSF-GTD, 4.00%, 8/15/2020	25,000	25,499
Conroe Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	1,655,000	1,667,992
Counties of Collin and Denton, City of Frisco, Improvement Series 2015A, GO, 5.00%, 2/15/2020	25,000	25,195
County of Bell, Limited Tax GO, 4.00%, 2/15/2020	375,000	377,160
County of Bexar, Certificates of Obligation
Series B, GO, 5.00%, 6/15/2020	20,000	20,413
Series B, GO, 5.00%, 6/15/2021	20,000	21,176
County of Chambers GO, 3.00%, 3/1/2020	150,000	150,669
County of Collin, Permanent Improvement GO, 3.00%, 2/15/2020	70,000	70,258
County of Fort Bend
GO, 5.00%, 3/1/2020	110,000	111,036
Series A, GO, 5.00%, 3/1/2020	25,000	25,236
Series B, GO, 5.00%, 3/1/2020	50,000	50,471
County of Hidalgo GO, 5.00%, 8/15/2021	45,000	47,892

Investments	Principal Amount($)	Value($)
County of Webb, Limited Tax Series A, GO, 4.00%, 2/15/2020	50,000	50,282
Dallas County Utility and Reclamation District, Unlimited Tax GO, 5.00%, 2/15/2020	80,000	80,617
Fort Worth Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2020	35,000	35,269
Hays Consolidated Independent School District, School Building
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (d)	100,000	103,489
Hidalgo County Drain District No. 1, Improvement GO, 5.00%, 9/1/2022	100,000	110,143
Houston Community College System, Maintenance Tax Notes GO, 5.00%, 2/15/2020	20,000	20,155
Howard County Junior College District GO, 2.00%, 2/15/2020	75,000	75,120
Humble Independent School District Series 2012B, GO, 5.00%, 2/15/2020	20,000	20,155
Judson Independent School District GO, 4.00%, 2/1/2020	50,000	50,231
Katy Independent School District GO, PSF-GTD, 5.00%, 2/15/2020	25,000	25,193
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	21,296
Montgomery County Municipal Utility District No. 46 GO, 3.00%, 3/1/2020	25,000	25,107
Northside Independent School District
Series 2013, GO, PSF-GTD, 5.00%, 2/15/2020	20,000	20,154
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2021	30,000	31,387
Pflugerville Independent School District GO, PSF-GTD, 5.00%, 2/15/2020	20,000	20,154
Richardson Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2020	30,000	30,231
Spring Branch Independent School District Series A, GO, PSF-GTD, 5.00%, 2/1/2020	30,000	30,186
State of Texas Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 1.21%, 12/10/2019 (d)	3,000,000	3,000,000
State of Texas, Highway Improvement GO, 5.00%, 4/1/2020	60,000	60,760

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tomball Independent School District Series 2014A, GO, PSF-GTD, 4.00%, 2/15/2020	25,000	25,142
Wichita Falls Independent School District GO, PSF-GTD, 4.00%, 2/1/2020	25,000	25,115

		8,469,122

Hospital — 0.2%
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 5.00%, 7/1/2020	250,000	255,290

Housing — 0.4%
Las Varas Public Facility Corp., Wurzbach Manor Apartments Rev., VRDO, 1.70%, 12/1/2020 (d)	200,000	200,512
Panhandle Regional Housing Finance Agency Rev., VRDO, 2.00%, 5/1/2020 (d)	125,000	125,259
Texas Department of Housing and Community Affairs, Springs Apartments Rev., VRDO, FHA, 2.23%, 5/1/2020 (d)	200,000	200,692

		526,463

Other Revenue — 0.6%
East Aldine Management District Rev., AGM, 4.00%, 2/15/2020	45,000	45,254
Lower Colorado River Authority
Series 2010B, Rev., 4.00%, 5/15/2020 (c)	25,000	25,324
Series A, Rev., 5.00%, 5/15/2020 (c)	35,000	35,611
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series 2010B, Rev., 5.00%, 5/15/2020	40,000	40,682
Red River Authority Rev., NATL-RE, 4.45%, 6/1/2020	500,000	507,090
State of Texas, Public Finance Authority Series 2016-A, Rev., 4.00%, 12/1/2019	50,000	50,000
Trinity River Authority, Tarrant County Water Project Rev., 4.00%, 2/1/2021	35,000	36,138

		740,099

Prerefunded — 0.5%
City of Annetta, Certificates of Obligation GO, 5.00%, 8/1/2035 (c)	295,000	302,334

Investments	Principal Amount($)	Value($)
City of Killeen
Series 2011, GO, 5.00%, 8/1/2025 (c)	25,000	25,638
Conroe Independent School District, School Building Series 2012, GO, PSF-GTD, 5.00%, 2/15/2025 (c)	20,000	20,920
County of Hays, Pass Through Toll GO, 5.00%, 2/15/2024 (c)	25,000	25,194
Tarrant County Cultural Education Facilities Finance Corp.
Rev., 5.00%, 8/15/2033 (c)	20,000	20,534
Rev., 5.25%, 8/15/2040 (c)	45,000	46,278
Travis County Health Facilities Development Corp. Rev., 7.13%, 11/1/2040 (c)	220,000	231,587

		672,485

Transportation — 1.0%
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien Rev., 5.00%, 6/15/2021	25,000	26,471
Central Texas Regional Mobility Authority, Senior Lien Rev., 5.75%, 1/1/2020	1,250,000	1,254,075
Dallas Area Rapid Transit, Senior Lien Rev., 4.00%, 12/1/2020	20,000	20,568
Texas Transportation Commission State Highway Fund Series 2014-A, Rev., 5.00%, 4/1/2020	35,000	35,441

		1,336,555

Utility — 0.3%
City of Denton, Utility System Rev., 5.00%, 12/1/2019	145,000	145,000
City of San Antonio, Electric and Gas Systems Series 2014, Rev., 5.00%, 2/1/2020	20,000	20,123
Texas Municipal Power Agency Rev., 5.00%, 9/1/2020	255,000	262,040

		427,163

Water & Sewer — 0.4%
City of Garland Water & Sewer System Rev., 4.00%, 3/1/2020	20,000	20,136
City of Garland, Water & Sewer System
Rev., 4.00%, 3/1/2020	25,000	25,171
Series 2018, Rev., 5.00%, 3/1/2020	65,000	65,601
County of El Paso, Water and Sewer Rev., 4.00%, 3/1/2020	50,000	50,354
North Harris County, Regional Water Authority, Senior Lien Series 2016, Rev., 5.00%, 12/15/2019	185,000	185,233
San Antonio Water System Series 2017A, Rev., 5.00%, 5/15/2021	20,000	21,101

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
San Antonio Water System, Junior Lien Series B, Rev., 5.00%, 5/15/2020	35,000	35,601
Tarrant Regional Water District Rev., 5.00%, 3/1/2020	25,000	25,238
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2021	60,000	63,758
Trinity River Authority, Tarrant County Water Project Rev., 5.00%, 2/1/2020	30,000	30,185

		522,378

Total Texas		13,686,995

Utah — 0.7%
Education — 0.1%
Utah Charter School Finance Authority
Series A, Rev., 5.00%, 4/15/2021	35,000	36,704
Series A, Rev., 5.00%, 4/15/2022	30,000	32,356
Series A, Rev., 5.00%, 4/15/2023	80,000	88,807

		157,867

General Obligation — 0.1%
Davis School District, Utah School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2020	70,000	71,346
Magna Water District GO, 5.00%, 6/1/2023	50,000	56,428
Washington County School District Board of Education GO, 4.00%, 3/1/2020	20,000	20,141

		147,915

Other Revenue — 0.2%
City of Ogden City Rev., 3.00%, 1/15/2022	270,000	279,493
Utah Transit Authority, Sales Tax Series A, Rev., 5.00%, 6/15/2020	25,000	25,515

		305,008

Prerefunded — 0.0% (b)
Central Weber Sewer Improvement District Series 2010A, Rev., AGM, 5.00%, 3/1/2021 (c)	25,000	25,240

Utility — 0.2%
Utah Associated Municipal Power Systems, Payson Power Project Rev., 5.00%, 4/1/2020	170,000	172,064

Water & Sewer — 0.1%
Central Weber Sewer Improvement District Series 2010A, Rev., AGM, 5.00%, 3/1/2020	20,000	20,189

Investments	Principal Amount($)	Value($)
Hooper Water Improvement District Rev., 4.00%, 6/15/2020	40,000	40,585

		60,774

Total Utah		868,868

Vermont — 0.2%
General Obligation — 0.1%
City of Burlington Series 2018D, GO, 5.00%, 11/1/2020	65,000	67,116

Prerefunded — 0.1%
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2026 (c)	175,000	175,000

Total Vermont		242,116

Virginia — 0.2%
Education — 0.1%
Virginia College Building Authority, 21st Century College and Equipment Programs Series A, Rev., 5.00%, 2/1/2020	70,000	70,437

General Obligation — 0.1%
City of Virginia Beach, Public Improvement Series 2012B, GO, 5.00%, 4/1/2020	20,000	20,257
County of Loudoun, Public Improvement Series 2013A, GO, 5.00%, 12/1/2019	20,000	20,000
County of Stafford, Public Improvement GO, 5.00%, 7/1/2020	45,000	46,018

		86,275

Transportation — 0.0% (b)
Virginia Commonwealth Transportation Board
Series 2013-A, Rev., GAN, 5.00%, 3/15/2020	25,000	25,275
Series A, Rev., 5.00%, 3/15/2020	35,000	35,386

		60,661

Total Virginia		217,373

Washington — 2.6%
Certificate of Participation/Lease — 0.0% (b)
State of Washington, Local Ageny Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2020	25,000	25,558
State of Washington, State and Local Agency Real and Personal Property Series 2015A, COP, 5.00%, 7/1/2020	25,000	25,559

		51,117

Education — 0.0% (b)
Washington State University Rev., 5.00%, 10/1/2020	35,000	36,110

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 1.7%
Benton County School District No. 17 Kennewick GO, 5.00%, 12/1/2019	575,000	575,000
City of Bellevue Series 2013, GO, 5.00%, 12/1/2019	30,000	30,000
City of Richland Series 2013A, GO, 4.00%, 12/1/2021	40,000	42,282
City of Seattle, Limited Tax Series B, GO, 5.00%, 8/1/2020	35,000	35,901
City of Vancouver Series 2015B, GO, 4.00%, 12/1/2019	55,000	55,000
Clark County School District No. 114 Evergreen GO, 4.00%, 12/1/2019	20,000	20,000
County of King GO, 5.00%, 12/1/2019	25,000	25,000
County of Skagit, Limited Tax GO, 5.00%, 12/1/2021	20,000	21,526
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2021	60,000	64,579
King County School District No. 401 Highline Series 2012B, GO, 4.00%, 12/1/2019	25,000	25,000
King County School District No. 403 Renton GO, 5.00%, 12/1/2019	25,000	25,000
King County School District No. 405 Bellevue, Credit Enhancement Program GO, 5.00%, 12/1/2020	20,000	20,765
King County School District No. 411 Issaquah GO, 5.00%, 12/1/2019	35,000	35,000
Kittitas County School District No. 401 Ellensburg GO, 4.00%, 12/1/2019	50,000	50,000
North Thurston Public Schools GO, 4.00%, 12/1/2019	235,000	235,000
Pierce County School District No. 3 GO, 5.00%, 12/1/2019	20,000	20,000
Skagit County Public Hospital District No. 2, Refunding and Improvement-Limited Tax GO, 4.00%, 12/1/2019	50,000	50,000
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/1/2019	200,000	200,000
State of Washington
Series R-2010C, GO, 5.00%, 1/1/2020	20,000	20,060
Series R-2015G, GO, 4.00%, 7/1/2020	25,000	25,416

Investments	Principal Amount($)	Value($)
Series R-2016A, GO, 5.00%, 7/1/2020	25,000	25,560
Series R-2021A, GO, 5.00%, 6/1/2024 (e)	500,000	553,055
State of Washington, Motor Vehicle Fuel Tax Series B, GO, 5.00%, 8/1/2020	20,000	20,512
State of Washington, Various Purpose Series R-2010B, GO, 5.00%, 1/1/2020	20,000	20,060

		2,194,716

Other Revenue — 0.4%
Bellevue Convention Center Authority Series B, Rev., 0.00%, 12/1/2019	190,000	190,000
City of Tacoma
Rev., 3.00%, 12/1/2019	20,000	20,000
Rev., 5.00%, 12/1/2019	30,000	30,000
County of Kitsap Rev., 4.00%, 12/1/2019	285,000	285,000

		525,000

Prerefunded — 0.3%
County of King, Sewer
Rev., 5.00%, 1/1/2022 (c)	25,000	26,047
Series 2011C, Rev., 5.00%, 1/1/2035 (c)	25,000	26,047
Grant County Public Utility District No. 2, Electric System Series 2011-I, Rev., 5.00%, 1/1/2022 (c)	25,000	26,047
Pierce County School District No. 320 Sumner Series 2010A, GO, 4.25%, 12/1/2021 (c)	300,000	300,000
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2011A, Rev., 5.00%, 2/1/2041 (c)	25,000	26,083

		404,224

Transportation — 0.0%(b)
Central Puget Sound Regional Transit Authority Series P-1, Rev., 5.00%, 2/1/2020	25,000	25,156
State of Washington, Federal Highway Grant Series 2012F, Rev., GRAN, 5.00%, 9/1/2020	20,000	20,569

		45,725

Utility — 0.1%
City of Kent, Utility System Rev., 5.00%, 12/1/2020	25,000	25,959
City of Tacoma, Electric System Series A, Rev., 4.00%, 1/1/2020 (c)	30,000	30,068

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Energy Northwest, Electric Series A, Rev., 5.00%, 7/1/2021	25,000	26,525
Grant County Public Utility District No. 2, Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2020	20,000	20,059

		102,611

Water & Sewer — 0.1%
City of Seattle, Washington Water System Improvement Rev., 5.00%, 5/1/2020	25,000	25,398
City of Spokane, Water and Wastewater System, Green Bonds Rev., 5.00%, 12/1/2019	20,000	20,000
County of King, Sewer
Series 2012C, Rev., 4.00%, 1/1/2020	20,000	20,045
Series 2010, Rev., 5.00%, 1/1/2020	25,000	25,075

		90,518

Total Washington		3,450,021

West Virginia — 0.7%
Hospital — 0.2%
Monongalia County Building Commission, Health System Rev., 5.00%, 7/1/2020	100,000	101,777
Monongalia County Building Commission, Monongalia Health System Obligated Group Rev., 5.00%, 7/1/2020	200,000	203,554

		305,331

Transportation — 0.1%
West Virginia Commissioner of Highways Series 2017A, Rev., 5.00%, 9/1/2020	75,000	77,122

Utility — 0.4%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009-B, Rev., VRDO, 2.63%, 6/1/2022 (d)	500,000	512,720

Total West Virginia		895,173

Wisconsin — 6.1%
Certificate of Participation/Lease — 0.0%(b)
State of Wisconsin Series 2015A, COP, 5.00%, 3/1/2020	35,000	35,329

Education — 1.6%
Milwaukee Redevelopment Authority, Milwaukee Public Schools
Series 2017, Rev., 5.00%, 11/15/2022	365,000	403,482
Series 2017, Rev., 5.00%, 11/15/2023	130,000	147,838
Milwaukee Redevelopment Authority, Milwaukee Public Schools - Neighborhood Schools Initiative

Investments	Principal Amount($)	Value($)
Rev., NATL-RE, 4.00%, 8/1/2023	400,000	436,596
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 1/25/2023 (d)	30,000	33,361
Series 2018B-3, Rev., 5.00%, 1/31/2024 (d)	1,000,000	1,144,100

		2,165,377

General Obligation — 3.0%
Baraboo School District GO, 5.00%, 4/1/2020	100,000	101,231
City of Brookfield GO, 2.00%, 11/1/2020	390,000	392,535
City of Eau Claire Series 2016C, GO, 3.00%, 4/1/2020	50,000	50,295
City of Manitowoc
GO, 2.00%, 2/1/2021	385,000	387,961
GO, 2.00%, 2/1/2023	320,000	324,630
City of Merrill
Series 2019A, GO, 3.00%, 10/1/2020	95,000	96,238
Series 2019A, GO, 3.00%, 10/1/2021	60,000	61,704
Series 2019A, GO, 3.00%, 10/1/2022	60,000	62,362
City of Oshkosh
Series A, GO, 0.05%, 12/1/2022	70,000	67,152
Series A, GO, 2.00%, 12/1/2023	200,000	204,278
City of Shawano, Promissory Notes Series 2019, GO, 3.00%, 4/1/2022	140,000	145,036
City of Waukesha Series A, GO, 4.00%, 10/1/2020	20,000	20,458
City of West Allis, Corporate Purpose Series 2018A, GO, 4.00%, 4/1/2020	455,000	459,131
County of Milwaukee
Series 2016E, GO, 2.00%, 12/1/2019	150,000	150,000
Series 2018D, GO, 3.00%, 8/1/2024	100,000	107,607
Edgerton School District, School Building and Improvements GO, 4.00%, 3/1/2020	20,000	20,137
Ithaca School District, School Improvement Series 2014, GO, 3.00%, 3/1/2021	175,000	178,855
State of Wisconsin
Series 2009C, GO, 4.50%, 5/1/2020	60,000	60,839
Series 1, GO, 5.00%, 5/1/2020	50,000	50,801
Series 3, GO, 5.00%, 11/1/2020	65,000	67,303

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Village of Fox Crossing GO, 3.00%, 4/1/2024	185,000	197,510
Village of Menomonee Falls
Series A, GO, 4.00%, 3/1/2020	30,000	30,203
Series B, GO, 3.50%, 2/1/2022	150,000	156,680
Series B, GO, 3.50%, 2/1/2023	155,000	164,884
Series B, GO, 3.50%, 2/1/2024	245,000	264,786
Village of Sussex Series 2019C, GO, 5.00%, 10/1/2020	115,000	118,578

		3,941,194

Hospital — 1.3%
Public Finance Authority, Wakemed Series 2019 C, Rev., VRDO, LOC: Barclays Bank plc, 1.20%, 12/2/2019 (d)	1,300,000	1,300,000
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-1, Rev., 5.00%, 1/26/2022 (d)	55,000	59,343
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series 2013B-3, Rev., 5.00%, 6/1/2020 (d)	250,000	254,633
Wisconsin Health and Educational Facilities Authority, Ministry Healthcare, Inc. Series 2010B, Rev., 4.25%, 8/15/2020 (c)	20,000	20,422
Wisconsin Health and Educational Facilities Authority, SSM Health Care Series 2010A, Rev., 4.00%, 6/1/2020 (c)	40,000	40,560
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2021	50,000	53,641

		1,728,599

Other Revenue — 0.1%
City of Waukesha Series 2019D, Rev., RAN, 4.00%, 7/1/2020	125,000	126,478

Prerefunded — 0.0% (b)
State of Wisconsin Series 1, GO, 5.00%, 5/1/2021 (c)	20,000	20,319

Transportation — 0.1%
Wisconsin Department of Transportation Series 2012 1, Rev., 5.00%, 7/1/2020	25,000	25,560

Investments	Principal Amount($)	Value($)
Series A, Rev., 5.00%, 7/1/2020	35,000	35,783

		61,343

Total Wisconsin		8,078,639

TOTAL MUNICIPAL BONDS (Cost $131,173,774)		131,540,195

	Shares
SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 4.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04% (h)(i) (Cost $6,604,042)	6,604,042	6,604,042

Total Investments — 103.4% (Cost $137,777,816)		138,144,237
Liabilities in Excess of Other Assets — (3.4)%		(4,531,152)

Net Assets — 100.0%		133,613,085

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assur Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,604,042	$131,540,195	$—	$138,144,237

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$146,947	$112,794,955	$106,337,947	$87	$—	$6,604,042	6,604,042	$29,774	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.